Investments - Acquisition of Logitel Offshore Holding AS - Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed (Detail) - Logitel Offshore Holdings [Member] - Teekay Offshore [Member] - USD ($)
$ in Thousands
		1 Months Ended
	Aug. 11, 2014	Aug. 31, 2014
ASSETS
Cash, cash equivalents and short-term restricted cash	$ 8,089
Prepaid expenses and other current assets	640
Vessels and equipment	44,570
Intangible assets	1,000
Total assets acquired	54,299
LIABILITIES
Accrued liabilities	4,098
Long-term debt	27,600
Long-term debt	31,698
Net assets acquired	22,601
Cash consideration	4,000	$ 4,000
Contingent consideration	18,601
Preliminary Valuation [Member]
ASSETS
Cash, cash equivalents and short-term restricted cash	8,089
Prepaid expenses and other current assets	640
Vessels and equipment	46,809
Intangible assets	0
Total assets acquired	55,538
LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270
Long-term debt	30,368
Net assets acquired	25,170
Cash consideration	4,000
Contingent consideration	21,170
Adjustments [Member]
ASSETS
Cash, cash equivalents and short-term restricted cash	0
Prepaid expenses and other current assets	0
Vessels and equipment	(2,239)
Intangible assets	1,000
Total assets acquired	(1,239)
LIABILITIES
Accrued liabilities	0
Long-term debt	1,330
Long-term debt	1,330
Net assets acquired	(2,569)
Cash consideration	0
Contingent consideration	$ (2,569)